SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revision of Previously Issued Financial Statements (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares	Sep. 30, 2021 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
Foreign exchange (loss) /gain, net	¥ 1,331	¥ 3,337	¥ 10,661	$ 1,546	¥ 12,441	¥ (70,937)
Net loss	(319,164)	(342,673)	488,246	70,790	578,653	(5,602,990)
Foreign currency translation difference, net of tax of nil	42,863	50,699	(69,552)	(10,084)	102,802	286,697
Total comprehensive income/loss	¥ (276,301)	¥ (291,974)	¥ 418,694	$ 60,706	¥ 681,455	¥ (5,316,293)
Basic net (loss)/income per share attributable to ordinary shareholders | (per share)	¥ (0.15)	¥ (0.17)	¥ 0.20	$ 0.03	¥ 0.29	¥ (2.76)
Diluted | (per share)	¥ (0.15)	¥ (0.17)	¥ 0.19	$ 0.03	¥ 0.27	¥ (2.76)
Foreign currency translation difference, tax	¥ 0	¥ 0			¥ 0	¥ 0	¥ 0
Accumulated deficits	(12,772,154)	(12,795,663)	¥ (11,421,145)		(11,876,351)			$ (1,655,910)	¥ (11,971,223)	¥ (11,856,516)
Accumulated other comprehensive income	406,917	414,753	397,304		466,856			57,604	413,886	462,983
Total Company's ordinary shareholders' equity	2,505,582	2,568,027	¥ 5,049,247		3,631,137			$ 732,072	4,261,790	4,324,593
As previously reported
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
Foreign exchange (loss) /gain, net	109,056	111,062			120,166
Net loss	(211,439)	(234,948)			686,378
Foreign currency translation difference, net of tax of nil	(64,862)	(57,026)			(4,923)
Total comprehensive income/loss	¥ (276,301)	¥ (291,974)			¥ 681,455
Basic net (loss)/income per share attributable to ordinary shareholders | ¥ / shares	¥ (0.10)	¥ (0.12)			¥ 0.34
Diluted | ¥ / shares	¥ (0.10)	¥ (0.12)			¥ 0.32
Accumulated deficits	¥ (12,664,429)	¥ (12,687,938)			¥ (11,768,626)				(11,863,498)	(11,748,791)
Accumulated other comprehensive income	299,192	307,028			359,131				306,161	355,258
Total Company's ordinary shareholders' equity	2,505,582	2,568,027			3,631,137				4,261,790	4,324,593
Adjustment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
Foreign exchange (loss) /gain, net	107,700	107,700			107,700
Reclassification of treatment of the foreign exchange impact | Adjustment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
Foreign exchange (loss) /gain, net	(107,725)	(107,725)			(107,725)
Net loss	(107,725)	(107,725)			(107,725)
Foreign currency translation difference, net of tax of nil	¥ 107,725	¥ 107,725			¥ 107,725
Basic net (loss)/income per share attributable to ordinary shareholders | ¥ / shares	¥ (0.05)	¥ (0.05)			¥ (0.05)
Diluted | ¥ / shares	¥ (0.05)	¥ (0.05)			¥ (0.05)
Accumulated deficits	¥ (107,725)	¥ (107,725)			¥ (107,725)				(107,725)	(107,725)
Accumulated other comprehensive income	¥ 107,725	¥ 107,725			¥ 107,725				¥ 107,725	¥ 107,725